UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21769

 NAME OF REGISTRANT:                     Highland Special Situations
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: NexBank Tower
                                         13455 Noel Road, Suite 800
                                         Dallas, TX 75240

 NAME AND ADDRESS OF AGENT FOR SERVICE:  R. Joseph Dougherty
					 Highland Capital Management, L.P.
                                         NexBank Tower
                                         13455 Noel Road, Suite 800
                                         Dallas, TX 75240

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


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

Highland Special Situations Fund
--------------------------------------------------------------------------------------------------------------------------
 YOUNG BROADCASTING INC.                                                                     Agenda Number:  933167288
--------------------------------------------------------------------------------------------------------------------------
        Security:  987434AM9
    Meeting Type:  Consent
    Meeting Date:  11-Dec-2009
          Ticker:
            ISIN:  US987434AM99
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DEBTORS PLAN                                              Mgmt          For

02     COMMITTEE'S PLAN                                          Mgmt          Against

03     PREFERENCE                                                Mgmt          For



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Special Situations Fund
By (Signature)       /s/ R. Joseph Dougherty
Name                 R. Joseph Dougherty
Title                Chief Executive Officer and President
Date                 08/26/2010